Acquisitions (Businesses That Were Previously Not Wholly Owned) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Cash outlay associated with acquisition of noncontrolling interest - Specialized Products	$ 0	$ 0	$ 13.6